SCHEDULE OF INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%
Effect of income tax holiday	(10.00%)	(10.00%)
Non-deductible expenses in the PRC	(0.20%)	1.60%
Effective tax rate	14.80%	16.60%	21.00%